Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital	Share issue costs	Capital reserve Additional paid-in capital	Capital reserve Share-based payments	Capital reserve Effect of reorganization	Treasury shares	Income reserves Legal reserve	Income reserves Reserve for investment and expansion	Additional dividends proposed	Other comprehensive income	Retained earnings / accumulated losses	Total
Balance at Jun. 30, 2018	R$ 584,224			R$ 1,997		R$ (35,208)	R$ 16,703	R$ 137,270	R$ 10,995	R$ 39,883		R$ 755,864
Payment of additional dividends									(10,995)			(10,995)
Share-based compensation plan				1,648								1,648
Net profit (Income) for the year											177,079	177,079
Constitution of legal reserve							8,854				(8,854)
Minimum mandatory dividends											(42,056)	(42,056)
Additional dividends proposed									7,944		(7,944)
Constitution of reserve for investment and expansion								118,225			(118,225)
Currency translation adjustment of foreign operation										(1,007)		(1,007)
Balance at Jun. 30, 2019	584,224			3,645		(35,208)	25,557	255,495	7,944	38,876		880,533
Payment of additional dividends									(7,944)			(7,944)
Acquisition of Agrifirma	115,587		(33,566)									82,021
Share-based compensation plan				3,529								3,529
Settlement of share-based payments				(3,707)		3,707
Payment of share-based incentive plan (ILPA) charges				(4,193)								(4,193)
Net profit (Income) for the year											119,554	119,554
Constitution of legal reserve							5,978				(5,978)
Minimum mandatory dividends											(28,394)	(28,394)
Additional dividends proposed									13,606		(13,606)
Constitution of reserve for investment and expansion								71,576			(71,576)
Currency translation adjustment of foreign operation										76,463		76,463
Balance at Jun. 30, 2020	699,811		(33,566)	(726)		(31,501)	31,535	327,071	13,606	115,339		1,121,569
Payment of additional dividends									(13,606)			(13,606)
Partial return of shares from Acquisition of Agrifirma			8,584			(8,584)
Acquisition of entities under common control					(11,031)							(11,031)
Capital increase through public offering	440,000	(11,343)										428,657
Capital increase through warrants	448,174											448,174
Share-based compensation plan				2,550								2,550
Net profit (Income) for the year											317,646	317,646
Constitution of legal reserve							15,882				(15,882)
Minimum mandatory dividends											(75,441)	(75,441)
Additional dividends proposed									184,559		(184,559)
Constitution of reserve for investment and expansion								41,764			(41,764)
Currency translation adjustment of foreign operation										(35,917)		(35,917)
Balance at Jun. 30, 2021	R$ 1,587,985	R$ (11,343)	R$ (24,982)	R$ 1,824	R$ (11,031)	R$ (40,085)	R$ 47,417	R$ 368,835	R$ 184,559	R$ 79,422		R$ 2,182,601